T. ROWE PRICE Retirement I 2035 Fund - I Class
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 15 .3%
T. Rowe Price Funds:
New Income Fund  455,532 59,802 8,223 52,178,992 513,441
International Bond Fund (USD
Hedged)  152,127 19,827 2,913 16,635,973 169,687
U.S. Treasury Long-Term Index
Fund  123,883 18,148 2,791 12,548,605 148,199
Dynamic Global Bond Fund  106,912 15,808 1,995 11,947,325 117,323
High Yield Fund  69,615 5,381 1,636 11,004,544 73,951
Emerging Markets Bond Fund  69,568 5,270 3,218 6,320,183 72,303
Limited Duration Inflation
Focused Bond Fund  77,471 4,327 19,844 11,461,179 62,807
Floating Rate Fund  47,437 5,815 892 5,471,864 52,256
Total Bond Mutual Funds (Cost $ 1,198,758 ) 1,209,967
EQUITY MUTUAL FUNDS 83 .2%
T. Rowe Price Funds:
Value Fund  1,211,533 77,044 33,183 25,317,888 1,304,124
Growth Stock Fund (2) 1,069,731 61,119 20,633 10,483,513 1,236,425
Equity Index 500 Fund  798,956 66,726 15,415 7,573,792 906,507
International Value Equity Fund  504,981 32,848 10,932 32,234,902 519,949
Overseas Stock Fund  491,712 30,563 12,804 37,548,292 507,653
International Stock Fund  452,248 28,230 12,039 20,592,332 468,476
Mid-Cap Growth Fund  237,503 2,474 4,683 1,934,836 252,419
Mid-Cap Value Fund  273,747 11,874 23,443 7,149,579 248,877
Emerging Markets Stock Fund  251,554 15,601 23,178 4,266,689 230,231
Small-Cap Stock Fund  175,340 5,504 3,345 2,475,383 184,688
Real Assets Fund  169,451 10,664 3,413 11,901,996 176,626
Small-Cap Value Fund  165,510 9,165 3,383 2,732,263 175,411
New Horizons Fund (2) 132,650 1,331 2,305 1,552,835 151,634
Emerging Markets Discovery
Stock Fund  95,685 40,162 1,772 8,164,018 131,686
U.S. Large-Cap Core Fund  84,893 6,488 1,908 2,562,572 95,430
Total Equity Mutual Funds (Cost $ 4,772,109 ) 6,590,136
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 761 1,000 1,001 7,848 761
Total Other Mutual Funds (Cost $ 761 ) 761

T. ROWE PRICE Retirement I 2035 Fund - I Class

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 99,751 85,378 66,506 118,622,724 118,623
Total Short-Term Investments (Cost $ 118,623 ) 118,623
Total Investments in Securities 100.0%
(Cost $6,090,251) $ 7,919,487
Other Assets Less Liabilities 0.0% 2,261
Net Assets 100.0% $ 7,921,748
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2035 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 448 Russell 2000 E-Mini Index contracts 9/21 (50,875) $ 1,062
Short, 194 S&P 500 E-Mini Index contracts 9/21 (43,849) (1,426)
Net payments (receipts) of variation margin to date 307
Variation margin receivable (payable) on open futures contracts $ (57)

T. ROWE PRICE Retirement I 2035 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 155 $ (3,402) $ 1,001
Emerging Markets Bond Fund  (50) 683 937
Emerging Markets Discovery Stock Fund  514 (2,389) —
Emerging Markets Stock Fund  482 (13,746) —
Equity Index 500 Fund  5,663 56,240 2,882
Floating Rate Fund  (1) (104) 578
Growth Stock Fund  8,147 126,208 —
High Yield Fund  50 591 1,001
International Bond Fund (USD Hedged)  141 646 820
International Stock Fund  2,022 37 —
International Value Equity Fund  1,700 (6,948) —
Limited Duration Inflation Focused Bond Fund  157 853 —
Mid-Cap Growth Fund  1,517 17,125 —
Mid-Cap Value Fund  2,142 (13,301) —
New Horizons Fund  1,026 19,958 —
New Income Fund  468 6,330 2,413
Overseas Stock Fund  2,144 (1,818) —
Real Assets Fund  692 (76) —
Small-Cap Stock Fund  1,057 7,189 —
Small-Cap Value Fund  839 4,119 —
Transition Fund  (1) 1 —
U.S. Large-Cap Core Fund  516 5,957 —
U.S. Treasury Long-Term Index Fund  14 8,959 694
Value Fund  6,757 48,730 —
U.S. Treasury Money Fund, 0.06% — — 18
Totals $ 36,151 # $ 261,842 $ 10,344 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10,344 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund - I Class  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2035 Fund - I Class

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R416-054Q1 08/21